Commitments and contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Impairment of Long-Lived Assets	$ 0	$ 250,000
Investment Impairment Loss	1,000,000
Royalty Revenue Recognition and Replacement Rights	250,000
Titan [Member]
Statement [Line Items]
Impairment of Long-Lived Assets	$ 1,000,000